NATURE OF OPERATIONS - Narrative (Details)		3 Months Ended	12 Months Ended
	Feb. 12, 2024 USD ($) director	Mar. 31, 2024 subsidiary	Dec. 31, 2023 subsidiary	Apr. 08, 2024 USD ($)
Number of indirect wholly-owned subsidiaries | subsidiary		2	2
Danam Health, Inc. | Merger agreement between Danam Health Inc. and Assure Merger Corp.
Number of directors in combined entity | director	5
Directors and officers insurance maintenance period	6 years
Maximum retained liability	$ 500,000
Termination fee payable	1,000,000
Threshold reimbursement expenses payable by breaching party	$ 250,000
Danam Health, Inc. | Assure equityholders | Merger agreement between Danam Health Inc. and Assure Merger Corp.
Percentage of capital stock in combined entity	10.00%
Danam Health, Inc. | Danam equityholders | Merger agreement between Danam Health Inc. and Assure Merger Corp.
Percentage of capital stock in combined entity	90.00%
Subsequent Events | Merger agreement between Danam Health Inc. and Assure Merger Corp.
Convertible promissory note				$ 1,000,000
Subsequent Events | Merger agreement between Danam Health Inc. and Assure Merger Corp. | Convertible Debt
Interest rate				10.00%
Subsequent Events | Danam Health, Inc. | Merger agreement between Danam Health Inc. and Assure Merger Corp.
Number of directors in combined entity | director	5
Directors and officers insurance maintenance period	6 years
Maximum retained liability	$ 500,000
Termination fee payable	1,000,000
Threshold reimbursement expenses payable by breaching party	$ 250,000
Subsequent Events | Danam Health, Inc. | Assure equityholders | Merger agreement between Danam Health Inc. and Assure Merger Corp.
Percentage of capital stock in combined entity	10.00%
Subsequent Events | Danam Health, Inc. | Danam equityholders | Merger agreement between Danam Health Inc. and Assure Merger Corp.
Percentage of capital stock in combined entity	90.00%